Employee Benefit Plans and Similar Obligations	12 Months Ended
Dec. 31, 2021
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Employee Benefit Plans and Similar Obligations
37.	EMPLOYEE BENEFIT PLANS AND SIMILAR OBLIGATIONS
Note 2.b.10 describes the main characteristics and accounting treatment for benefit plans implemented by the Group.
Retirement plan
The charges recognized under the Retirement Plan amounted to approximately 286, 211 and 133 for the years ended December 31, 2021, 2020 and 2019, respectively.
Objective performance bonus programs and performance evaluation programs
The amount charged to expense related to the programs described was 7,082, 4,231 and 3,790 for the years ended December 31, 2021, 2020 and 2019, respectively.
Share-based benefit plans
Consistent with share-based benefit plans approved in previous years, the Company’s Board of Directors:

•
at its meeting held on May 10, 2016, approved the creation of a new share-based benefit plan 2016-2019 effective for 3 years from July 1, 2016 (grant date), with similar characteristics to the previously implemented schemes.

•
at its meeting held on May 9, 2017, approved the creation of a new shared-based benefit plan for 2017-2020 effective for 3 years from
July 1, 2017 (grant date), with similar characteristics to the previously implemented schemes.

•
at its meeting held on May 8, 2018, approved the creation of a new shared-based benefit plan for 2018-2021 effective for 3 years from
July 1, 2018 (grant date), with similar characteristics to the previously implemented schemes.

•
at its meeting held on May 9, 2019, approved the creation of a new shared-based benefit plan for 2019-2022 effective for 3 years from
July 1, 2019 (grant date), with similar characteristics to the previously implemented schemes.

•
at its meeting held on November 10, 2020, approved the creation of a new shared-based benefit plan for 2020-2023 effective for 3 years from July 1, 2020 (grant date), with similar characteristics to the previously implemented schemes.

•
at its meeting held on September 23, 2021, approved the creation of a new shared-based benefit plan for 2021-2024 effective for 3 years from July 1, 2021 (grant date), with similar characteristics to the previously implemented schemes.

The amounts charged to expense in relation to the share-based plans, which are disclosed according to their nature, amounted to 342, 541 and 493 for the fiscal years ended December 31, 2021, 2020 and 2019, respectively.
During the fiscal years ended December 31, 2020 and 2019, the Company has repurchased 737,378 and 411,623 of its own shares issued for an amount of 550 and 280, respectively. As of December 31, 2021, the Company has not repurchased its own shares in connection with the benefit plans mentioned before. During the fiscal years ended December 31, 2021, 2020 and 2019, the Company has delivered to the beneficiaries of the plan 1,252,400, 769,312 and 609,910 shares, respectively, for purposes of compliance with the share-based benefit plans.
The cost of such repurchases is disclosed in the shareholders’ equity under the name of “Acquisition cost of Treasury shares”, while the nominal value and its adjustment derived from the monetary restatement made under the prior accounting principles (Argentine Accounting Standards) have been reclassified from the accounts “Subscribed capital” and “Adjustment to contributions” to the “Treasury shares” and “Adjustment to treasury shares” accounts, respectively.
Moreover, the 2019
–
2022 Plan was supplemented with an additional dollar amount, with the same vesting as the share-based benefit plan, to be paid in pesos at the exchange rate in force on the date of such vesting. This supplement has no significant effects.
Besides, it was defined that the 2021 – 2024 Plan would be paid in cash, which was reported in liabilities in “Salaries and social security”, included in “Bonuses and incentives provision”. This liability is measured at fair value at the end of each period and charged to comprehensive income for the fiscal year. The change described in the conditions of the Plan does not have any significant effects.
Information related to the evolution of the quantity of shares, of the plans at the end of the years ended December 31, 2021, 2020 and 2019, is as follows:
Plan 2016 -

2019

	2021	2020	2019
Amount at the beginning of the fiscal year	—	—	183,080
- Granted	—	—	—
- Settled	—	—	(180,478)
- Expired	—	—	(2,602)

Amount at the end of the fiscal year (1)	—	—	—

Expense recognized during the fiscal year	—	—	21
Fair value of shares on grant date (in dollars)	—	—	16.99

(1)	The life of the plan in 2019 was 7 months.

Plan 2017 - 2020

	2021	2020	2019
Amount at the beginning of the fiscal year	—	183,201	375,552
- Granted	—	—	—
- Settled	—	(179,160)	(182,445)
- Expired	—	(4,041)	(9,906)

Amount at the end of the fiscal year (1)	—	—	183,201

Expense recognized during the fiscal year	—	37	98
Fair value of shares on grant date (in dollars)	—	20.26	20.26

(1)	The life of the plan in 2020 was 7 months, whereas the remaining life of the plan was 7 months as of December 31, 2019.
Plan 2018 - 2021

	2021	2020	2019
Amount at the beginning of the fiscal year	237,082	508,458	761,512
- Granted	—	—	—
- Settled	(230,254)	(246,457)	(246,987)
- Expired	(6,828)	(24,919)	(6,067)

Amount at the end of the fiscal year (1)	—	237,082	508,458

Expense recognized during the fiscal year	38	127	212
Fair value of shares on grant date (in dollars)	13.60	13.60	13.60

(1)	The life of the plan in 2021 was 7 months, whereas the remaining life of the plan was 7 months as of December 31, 2020, and between 7 and 19 months as of December 31, 2019.
Plan 2019 - 2022

	2021	2020	2019
Amount at the beginning of the fiscal year	467,368	758,690	—
- Granted	—	—	758,690
- Settled	(182,510)	(246,236)	—
- Expired	(25,954)	(45,086)	—

Amount at the end of the fiscal year (1)	258,904	467,368	758,690

Expense recognized during the fiscal year	168	293	189
Fair value of shares on grant date (in dollars)	9.97	9.97	9.97

(1)	The average remaining life of the plan is 7 months as of December 31, 2021, between 7 and 19 months as of December 31, 2020 and between 7 and 31 months as of December 31, 2019.
Plan 2020 - 2023

	2021	2020	2019
Amount at the beginning of the fiscal year	774,150	—	—
- Granted	—	774,150	—
- Settled	(263,914)	—	—
- Expired	(40,457)	—	—

Amount at the end of the fiscal year (1)	469,779	774,150	—

Expense recognized during the fiscal year	180	108	—
Fair value of shares on grant date (in dollars)	4.75	4.75	—

(1)	The average remaining life of the plan is between 7 and 19 months as of December 31, 2021, and between 7 and 31 months as of December 31, 2020.
Plan 2021 - 2024

	2021	2020	2019
Amount at the beginning of the fiscal year	—	—	—
- Granted	1,252,400	—	—
- Settled	—	—	—
- Expired	—	—	—

Amount at the end of the fiscal year (1)	1,252,400	—	—

Expense recognized during the fiscal year	160	—	—
Fair value of shares on grant date (in dollars)	8.00	—	—

(1)	The average remaining life of the plan is between 7 and 31 months as of December 31, 2021.